Tweedy, Browne Insider + Value ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Australia - 0.8%
Magellan Financial Group Ltd.	135,780	$845,973
New Hope Corp. Ltd.	219,002	548,090
		1,394,063

Austria - 2.7%
BAWAG Group AG (a)	19,171	2,567,078
Erste Group Bank AG	22,615	2,470,617
		5,037,695

Belgium - 1.4%
Colruyt Group N.V	20,457	786,653
Umicore SA	57,316	1,007,574
X-Fab Silicon Foundries SE (a)(b)	125,561	716,234
		2,510,461

Bermuda - 0.3%
Conduit Holdings Ltd.	134,823	613,026

Canada - 11.7%
Atco Ltd. - Class I	29,199	1,163,614
Bank of Nova Scotia	18,004	1,248,923
Canadian Imperial Bank of Commerce	19,034	1,645,768
Cenovus Energy, Inc.	51,683	922,006
DPM Metals, Inc.	117,197	3,270,731
Mullen Group Ltd.	94,941	992,585
National Bank of Canada	11,680	1,412,098
Nutrien Ltd.	16,113	937,412
Paramount Resources Ltd. - Class A	36,875	635,143
Parex Resources, Inc.	54,735	724,604
Peyto Exploration & Development Corp.	100,178	1,607,206
Power Corp. of Canada	29,371	1,495,400
Stella-Jones, Inc.	18,081	1,126,820
Tamarack Valley Energy Ltd.	277,865	1,552,918
Tourmaline Oil Corp.	16,059	739,143
Whitecap Resources, Inc.	120,088	1,004,565
Winpak Ltd.	27,739	874,976
		21,353,912

Denmark - 0.8%
Jyske Bank AS	11,737	1,454,303

Finland - 0.4%
Kemira Oyj	36,562	817,099

France - 3.9%
Bouygues SA	23,359	1,166,039
Coface SA	56,122	988,538
Metropole Television SA	67,960	987,293
Rubis SCA	8,011	305,638
Sodexo SA	14,890	786,822
Sopra Steria Group	4,059	620,288
Teleperformance SE	5,839	401,367
Television Francaise 1 SA	122,189	1,179,625
Verallia SA (a)	23,359	646,715
		7,082,325

Germany - 5.9%
Bayer AG	14,808	523,807
Brenntag SE	10,527	604,031
Daimler Truck Holding AG	18,326	775,518
Deutsche Lufthansa AG	87,444	839,120
DHL Group	25,132	1,307,327
Douglas AG (b)	44,032	632,525
HUGO BOSS AG	23,370	1,037,510
Mercedes-Benz Group AG	11,760	793,634
ProSiebenSat.1 Media SE	135,913	767,715
Puma SE	30,713	710,974
SAF-Holland SE (b)	67,812	1,140,940
Schaeffler AG	127,345	984,112
Stabilus SE	29,341	713,259
		10,830,472

Hong Kong - 0.7%
Prudential PLC	83,634	1,210,571

Hungary - 1.4%
MOL Hungarian Oil & Gas PLC	99,044	876,973
OTP Bank Nyrt	16,899	1,759,055
		2,636,028

Italy - 3.9%
BFF Bank SpA (a)(b)	84,751	1,076,830
Brembo NV	96,745	1,030,528
Buzzi SpA	14,744	908,444
MFE-MediaForEurope NV	180,029	856,057
Piaggio & C SpA	330,365	715,310
Pirelli & C SpA (a)	165,420	1,149,750
Sanlorenzo SpA	26,387	930,791
Zignago Vetro SpA	67,161	563,435
		7,231,145

Luxembourg - 0.7%
Befesa SA (a)	39,918	1,272,840

Netherlands - 0.7%
AMG Critical Materials NV	20,980	643,658
Fugro NV	67,961	684,886
		1,328,544

Norway - 0.7%
DNB Bank ASA	46,911	1,254,131

Philippines - 0.4%
Semirara Mining & Power Corp.	1,431,300	710,219

Portugal - 0.5%
Altri SGPS SA	157,955	835,770

Singapore - 2.6%
First Resources Ltd.	675,157	1,078,501
Hafnia Ltd.	178,121	1,066,945
UMS Integration Ltd.	982,163	1,053,522
United Overseas Bank Ltd.	37,203	975,543
Wilmar International Ltd.	250,959	627,470
		4,801,981

South Africa - 1.4%
MTN Group Ltd.	125,884	1,161,491
Sibanye Stillwater Ltd. (b)	423,401	1,382,696
		2,544,187

South Korea - 6.4%
DB Insurance Co. Ltd.	12,958	1,096,978
Hana Financial Group, Inc.	17,804	1,129,510
Hyundai Glovis Co. Ltd.	11,857	1,325,462
Innocean Worldwide, Inc.	66,577	820,753
KB Financial Group, Inc.	13,378	1,135,263
KT Corp. - ADR	77,741	1,427,325
KT Corp.	91	3,119
KT&G Corp.	10,596	1,048,324
LG Electronics, Inc.	7,527	438,113
LG H&H Co. Ltd.	2,285	429,608
LG Innotek Co. Ltd.	3,748	604,002
LG Uplus Corp.	110,867	1,135,319
Samsung Electronics Co. Ltd.	15,946	1,089,704
		11,683,480

Spain - 4.6%
Acciona SA	5,839	1,171,445
Acerinox SA	80,299	1,133,938
Banco Santander SA	195,881	2,100,844
Bankinter SA	110,277	1,735,134
Gestamp Automocion SA (a)	359,160	1,238,583
Repsol SA	56,939	1,055,784
		8,435,728

Sweden - 5.4%
Billerud Aktiebolag	99,448	983,299
Boliden AB (b)	29,347	1,404,381
Intrum AB (b)	108,463	447,470
Norion Bank AB (b)	202,939	1,384,288
Skandinaviska Enskilda Banken AB - Class A	66,080	1,314,790
SKF AB - Class B	38,559	1,008,783
Svenska Handelsbanken AB - Class A	93,439	1,295,517
Volvo AB - Class B	39,437	1,181,295
Volvo Car AB (b)	245,660	820,415
		9,840,238

United Kingdom - 14.6%
B&M European Value Retail SA	408,945	914,288
Beazley PLC	119,850	1,265,194
Berkeley Group Holdings PLC	16,241	807,471
Breedon Group PLC	181,365	788,878
British American Tobacco PLC	26,338	1,541,317
Burberry Group PLC (b)	118,717	1,790,671
CNH Industrial NV	81,760	770,997
Computacenter PLC	26,281	1,033,206
Domino's Pizza Group PLC	360,119	832,775
Drax Group PLC	120,097	1,181,162
GSK PLC	44,454	1,053,889
Howden Joinery Group PLC	86,951	967,964
IG Group Holdings PLC	88,281	1,326,330
Imperial Brands PLC - ADR	26,085	1,105,743
Inchcape PLC	84,040	857,131
JD Sports Fashion PLC	407,720	416,970
JET2 PLC	64,322	1,197,108
Johnson Matthey PLC	51,100	1,346,054
OSB Group PLC	200,587	1,520,081
Persimmon PLC	56,008	989,737
Pets at Home Group PLC	302,692	887,890
Shell PLC	26,950	992,975
TORM PLC - Class A	44,053	943,175
Vodafone Group PLC	1,016,185	1,264,683
Watches of Switzerland Group PLC (a)(b)	152,096	967,587
		26,763,276

United States - 25.4% (c)
Advance Auto Parts, Inc.	14,719	763,622
AGCO Corp.	10,219	1,082,805
Albemarle Corp.	4,379	569,226
Alliance Resource Partners LP	45,269	1,103,206
Allison Transmission Holdings, Inc.	9,801	868,957
AMN Healthcare Services, Inc. (b)	17,520	291,708
Arrow Electronics, Inc. (b)	7,300	788,473
AutoNation, Inc. (b)	5,860	1,238,159
Beazer Homes USA, Inc. (b)	30,906	706,820
Black Stone Minerals LP	48,311	677,803
Bread Financial Holdings, Inc.	19,061	1,291,002
Bristol-Myers Squibb Co.	16,336	803,731
Centene Corp. (b)	11,680	459,491
Cigna Group	3,330	923,342
Cleveland-Cliffs, Inc. (b)	58,787	766,582
ConocoPhillips	8,788	779,408
Consensus Cloud Solutions, Inc. (b)	15,114	330,090
Crocs, Inc. (b)	8,763	744,680
CVS Health Corp.	11,717	941,578
Devon Energy Corp.	16,059	595,147
Dorian LPG Ltd.	21,899	542,657
Elevance Health, Inc.	3,036	1,026,957
Embecta Corp.	46,719	595,901
First Interstate BancSystem, Inc. - Class A	30,809	1,011,768
FMC Corp.	19,228	274,768
General Motors Co.	24,913	1,831,604
G-III Apparel Group Ltd. (b)	36,643	1,068,143
GQG Partners, Inc.	560,881	679,802
HCI Group, Inc.	10,219	1,816,427
Heartland Express, Inc.	77,760	611,194
Helmerich & Payne, Inc.	29,789	831,113
Herbalife Ltd. (b)	49,916	635,431
HF Sinclair Corp.	16,178	855,978
Ionis Pharmaceuticals, Inc. (b)	20,450	1,691,829
Lamb Weston Holdings, Inc.	16,059	948,445
Malibu Boats, Inc. - Class A (b)	26,347	747,991
Matador Resources Co.	17,529	743,230
Molson Coors Beverage Co. - Class B	19,347	899,829
Noble Corp. PLC	33,579	1,028,189
Orion SA	37,961	192,842
PNC Financial Services Group, Inc.	5,884	1,122,197
Resideo Technologies, Inc. (b)	45,259	1,493,094
Simmons First National Corp. - Class A	47,100	873,705
Sirius XM Holdings, Inc.	29,200	620,792
StoneX Group, Inc. (b)	21,986	1,992,151
Tidewater, Inc. (b)	16,059	867,507
Tyson Foods, Inc. - Class A	16,059	932,225
United Parcel Service, Inc. - Class B	9,566	916,327
UnitedHealth Group, Inc.	2,413	795,735
Vertex Pharmaceuticals, Inc. (b)	2,359	1,022,886
Western Union Co.	104,487	918,441
Zions Bancorp NA	23,367	1,243,825
		46,558,813
TOTAL COMMON STOCKS (Cost $164,253,431)		178,200,307

CLOSED-END FUNDS - 0.7%	Shares	Value
Blue Owl Capital Corp.	68,619	903,712
Prospect Capital Corp.	157,891	416,832
TOTAL CLOSED-END FUNDS (Cost $1,506,804)		1,320,544

PREFERRED STOCKS - 0.7%	Shares	Value
Germany - 0.7%
Dr Ing hc F Porsche AG (a)	9,039	468,202
Volkswagen AG	7,363	840,524
TOTAL PREFERRED STOCKS (Cost $1,268,540)		1,308,726

TOTAL INVESTMENTS - 98.7% (Cost $167,028,775)		180,829,577
Other Assets in Excess of Liabilities - 1.3%		2,306,077
TOTAL NET ASSETS - 100.0%		$183,135,654

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ASA – Advanced Subscription Assignment
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $10,103,819 or 5.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Tweedy Browne Insider Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$178,200,307	$–	$–	$178,200,307
Closed-End Funds	1,320,544	–	–	1,320,544
Preferred Stocks	1,308,726	–	–	1,308,726
Total Investments	$180,829,577	$–	$–	$180,829,577

Refer to the Schedule of Investments for further disaggregation of investment categories.